4. STOCKHOLDER’S DEFICIT (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders Equity Details Narrative
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	1,000,000	1,000,000	1,000,000
Common stock, issued	1,427	669	3
Common stock, outstanding	1,427	669	3
Series C convertible preferred stock, par value		$ 0.001	$ 0.001
Series C convertible preferred stock, authorized		9.0	9.0
Series C convertible preferred stock, issued		1.6	5.6
Series C convertible preferred stock, outstanding		1.6	5.6
Series C convertible preferred stock, liquidation preference		$ 1,643	$ 5,555
Series C1 convertible preferred stock, par value		$ 0.001	$ 0.001
Series C1 convertible preferred stock, authorized		20.3	20.3
Series C1 convertible preferred stock, issued		4.3	0
Series C1 convertible preferred stock, outstanding		4.3	0
Series C1 convertible preferred stock, liquidation preference		$ 4,312	$ 0